Plan Amendments, Changes, and Transfers	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Description of Plan [Line Items]
Plan Amendments, Changes, and Transfers	Plan Amendments, Changes, and Transfers
On November 7, 2024, participant investments in the PIMCO Total Return Fund Institutional Class mutual fund were transferred to investments in the PIMCO Total Return Collective Trust Class N collective trust in order to reduce participant investment fees.
On November 19, 2024, the Plan was retroactively amended in connection with the Company’s VCP application to conform the Plan document with certain operational elements previously excluded. Specifically, the Plan amendment provided for the participation of a group of union hourly employees at the Company’s Dixon and Stockton locations, as intended, after they were inadvertently excluded in the Plan document when the Company’s former hourly and salaried 401(k) plans were previously merged.
On December 26, 2024, the Plan was amended to add Sovos Brands Inc. related employers, Sovos Brands Intermediate, Inc., Bottom Line Food Processors, Inc. dba Michael Angelo’s Gourmet Foods, Rao’s Specialty Foods, Inc. and Noosa Yoghurt, LLC, as participating subsidiaries of the Company to the Plan beginning on January 1, 2025, and document among other items: (1) the merger of the Sovos Brands 401(k) Plan, which resulted in a transfer of participants into the Plan from the Sovos Brands 401(k) Plan and underlying investments transferred to the closest investment in the Plan based upon an independent evaluation of each fund within the Sovos Brands 401(k) Plan and such fund's investment characteristics such as risk, return, holdings capitalization and styles; (2) make certain changes to the Plan design to modernize and/or improve administration, including making certain required and discretionary updates pursuant to the SECURE 2.0 Act of 2022 and updating the plan beneficiary default rules; and (3) change the name of the Plan from "Campbell Soup Company 401(k) Retirement Plan" to "The Campbell’s Company 401(k) Retirement Plan." The changes included in this amendment became effective on January 1, 2025. The value of the asset transfer from the Sovos Brands 401(k) Plan was $35,358,127.
On March 7, 2025, participant investments in the American Funds Growth of America mutual fund were transferred to investments in the Fidelity Blue Chip Growth Commingled Pool Class D collective trust as part of a change in the Plan’s investment menu after a review of the large cap growth investment options.
On April 4, 2025, the Plan was amended (1) to remove Noosa Yoghurt, LLC. as a participating subsidiary of the Company in the Plan and (2) stop participation by its employees effective immediately after the respective divestiture of the business, which was completed on February 24, 2025.
On October 17, 2025, participant investments in the Vanguard Institutional Extended Market Index Trust, Vanguard Institutional 500 Index Trust, Vanguard Institutional Total Bond Market Index Trust, and Vanguard Institutional Total International Stock Index Trust were transferred to investments in the Vanguard Institutional Extended Market Index Unit D, Vanguard Institutional 500 Index Trust Unit D, Vanguard Institutional Total Bond
Market Index Unit D, and Vanguard Institutional Total International Stock Market Index Unit D in order to reduce participant investment fees.
On December 18, 2025, the Plan was amended and restated effective January 1, 2026 to (1) update the required minimum distribution calculation methodology to exclude Roth contributions from a participant’s pre-death required minimum distributions based on SECURE 2.0 legislation; (2) add an increased catch-up contribution opportunity for participants ages 60-63 based on SECURE 2.0 legislation; (3) specify that catch-up contributions by “high wage” earners must be made on a Roth basis beginning in 2026, as required by SECURE 2.0 legislation and subsequent guidance; (4) incorporate all plan amendments since the last plan restatement, including updating the plan and company names throughout, merging in the Sovos 401(k) plan, and incorporating a previous stand-alone amendment adopted through the IRS correction program; and (5) make routine document updates in connection with the restatement such as additions to historical information and revising participating employers.
See Note 1 for pending amendment regarding future non-elective retirement contributions for eligible active salaried non-union employees who are impacted by the Non-Union defined benefit pension plan freeze (other than interest credits on already accrued benefits), effective as of August 1, 2028.